Reserve for Property-Liability Insurance Claims and Claims Expense - Reconciliation of total claims and claims expense incurred and paid by coverage (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (decrease) in claims and claims expense
Incurred	$ 22,778	$ 21,847	$ 22,160
Paid	(22,364)	$ (21,076)	$ (21,071)
Claims incurred and paid from before 2014
Increase (decrease) in claims and claims expense
Incurred	(68)
Paid	(398)
Auto insurance - liability coverage
Increase (decrease) in claims and claims expense
Incurred	8,413
Paid	(7,535)
Auto insurance - physical damage coverage
Increase (decrease) in claims and claims expense
Incurred	5,088
Paid	(5,134)
Homeowners
Increase (decrease) in claims and claims expense
Incurred	4,817
Paid	(4,714)
Auto and Homeowners Insurance
Increase (decrease) in claims and claims expense
Incurred	18,318
Paid	(17,383)
Other personal lines
Increase (decrease) in claims and claims expense
Incurred	1,081
Paid	(1,055)
Commercial lines
Increase (decrease) in claims and claims expense
Incurred	545
Paid	(369)
Service Businesses
Increase (decrease) in claims and claims expense
Incurred	313
Paid	(325)
Unallocated loss adjustment expenses (“ULAE”)
Increase (decrease) in claims and claims expense
Incurred	2,479
Paid	(2,574)
Other
Increase (decrease) in claims and claims expense
Incurred	37
Paid	(169)
Discontinued Lines and Coverages
Increase (decrease) in claims and claims expense
Incurred	73
Paid	$ (91)